Submission	Jul. 31, 2024
Submission [Line Items]
Central Index Key	0000029989
Registrant Name	Omnicom Group Inc.
Registration File Number	333-261046
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES